September 30, 2018

2018 Annual Report to Shareholders

THE INVESCO BLDRS INDEX FUNDS TRUST

A Unit Investment Trust

ADRA	Invesco BLDRS Asia 50 ADR Index Fund

ADRD	Invesco BLDRS Developed Markets 100 ADR Index Fund

ADRE	Invesco BLDRS Emerging Markets 50 ADR Index Fund

ADRU	Invesco BLDRS Europe Select ADR Index Fund

“BLDRS” and “Baskets of Listed Depositary Receipts” are service marks of The Bank of New York Mellon

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Introduction

The Invesco BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

The Invesco BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2018 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $202 billion.

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The Invesco BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 86 component American Depositary Receipts as of September 30, 2018 representing the securities issued by 86 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $325 million to over $225 billion.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The Invesco BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2018 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $4 billion to over $199 billion.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

The Invesco BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 74 component American Depositary Receipts as of September 30, 2018 representing the securities issued by 74 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $325 million to over $225 billion.

1

Schedule of Investments

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

September 30, 2018

Number of Shares		Value
	American Depositary Receipts—99.8%
	Automobiles & Parts—13.4%
21,117	Honda Motor Co., Ltd.	$635,199
2,601	Tata Motors Ltd.(a)	39,951
15,596	Toyota Motor Corp.	1,939,363

		2,614,513

	Banks—21.9%
7,761	HDFC Bank Ltd.	730,310
19,449	ICICI Bank Ltd.	165,122
4,896	KB Financial Group, Inc.	236,379
153,139	Mitsubishi UFJ Financial Group, Inc.	947,930
150,120	Mizuho Financial Group, Inc.	525,420
5,771	Shinhan Financial Group Co., Ltd.	231,590
67,476	Sumitomo Mitsui Financial Group, Inc.	541,832
40,042	Westpac Banking Corp.	801,241
2,254	Woori Bank	102,174

		4,281,998

	Electricity—0.4%
6,635	Korea Electric Power Corp.	87,383

	Financial Services—1.0%
40,420	Nomura Holdings, Inc.	193,208

	Fixed Line Telecommunications—2.1%
1,789	China Telecom Corp. Ltd.	88,412
4,690	Chunghwa Telecom Co., Ltd.	168,418
6,158	Telekomunikasi Indonesia Persero Tbk PT	150,748

		407,578

	General Retailers—15.4%
1,203	58.com, Inc.(a)	88,541
15,348	Alibaba Group Holding Ltd.(a)	2,528,737
10,969	JD.com, Inc.(a)	286,181
4,141	TAL Education Group(a)	106,465

		3,009,924

	Industrial Metals & Mining—1.6%
3,854	POSCO	254,364
4,877	Vedanta Ltd.	62,426

		316,790

	Industrial Transportation—0.5%
5,489	ZTO Express Cayman, Inc.	90,953

	Leisure Goods—4.7%
15,291	Sony Corp.	927,399

	Life Insurance—1.1%
18,005	China Life Insurance Co., Ltd.	205,077

	Mining—4.8%
18,706	BHP Billiton Ltd.	932,307

	Mobile Telecommunications—4.2%
12,486	China Mobile Ltd.	610,940
7,616	China Unicom Hong Kong Ltd.	89,031
4,541	SK Telecom Co., Ltd.	126,603

		826,574

	Oil & Gas Producers—4.6%
3,088	China Petroleum & Chemical Corp.	310,158
1,922	CNOOC Ltd.	379,672
2,534	PetroChina Co., Ltd.	206,369

		896,199

Number of Shares		Value
	American Depositary Receipts (continued)
	Pharmaceuticals & Biotechnology—0.6%
661	BeiGene Ltd.(a)	$113,837

	Software & Computer Services—10.1%
3,938	Autohome, Inc.	304,841
3,326	Baidu, Inc.(a)	760,590
45,855	Infosys Ltd.	466,345
1,881	Momo, Inc.(a)	82,388
991	NetEase, Inc.	226,196
841	Weibo Corp.(a)	61,502
14,658	Wipro Ltd.	76,368

		1,978,230

	Technology Hardware & Equipment—12.1%
20,171	ASE Technology Holding Co., Ltd.	97,426
56,533	AU Optronics Corp.	238,004
12,812	Canon, Inc.	405,500
5,770	LG Display Co., Ltd.	50,026
32,732	Taiwan Semiconductor Manufacturing Co., Ltd.	1,445,445
31,368	United Microelectronics Corp.	80,929
615	YY, Inc.(a)	46,076

		2,363,406

	Travel & Leisure—1.3%
5,167	Ctrip.com International Ltd.(a)	192,057
3,117	Melco Resorts & Entertainment Ltd.	65,925

		257,982

	Total Investments in Securities (Cost $21,188,781)—99.8%	19,503,358
	Other assets less liabilities—0.2%	37,491

	Net Assets—100.0%	$19,540,849

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2

Schedule of Investments

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2018

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.4%(a)
	Automobiles & Parts—5.5%
25,571	Honda Motor Co., Ltd.	$769,176
18,885	Toyota Motor Corp.	2,348,350

		3,117,526

	Banks—20.4%
94,126	Banco Bilbao Vizcaya Argentaria SA	592,994
226,435	Banco Santander SA	1,132,175
56,273	Barclays PLC	503,643
34,278	Credit Suisse Group AG(b)	512,113
26,841	Deutsche Bank AG(c)	304,914
57,121	HSBC Holdings PLC	2,512,753
54,456	ING Groep NV	706,294
251,885	Lloyds Banking Group PLC	765,730
185,436	Mitsubishi UFJ Financial Group, Inc.	1,147,849
179,225	Mizuho Financial Group, Inc.	627,288
32,084	Royal Bank of Scotland Group PLC	209,509
99,834	Sumitomo Mitsui Financial Group, Inc.	801,667
54,077	UBS Group AG(b)(c)	850,631
48,487	Westpac Banking Corp.	970,225

		11,637,785

	Beverages—4.3%
14,102	Anheuser-Busch InBev SA/NV	1,234,912
8,657	Diageo PLC	1,226,437

		2,461,349

	Construction & Materials—0.7%
11,843	CRH PLC	387,503

	Financial Services—0.4%
47,834	Nomura Holdings, Inc.	228,647

	Fixed Line Telecommunications—2.5%
24,766	BT Group PLC	365,794
30,285	Orange SA	481,229
16,311	Telecom Italia SpA(b)	97,866
64,499	Telefonica SA	506,962

		1,451,851

	Gas, Water & Multi-Utilities—0.9%
10,379	National Grid PLC	538,255

	Health Care Equipment & Services—2.0%
5,983	Fresenius Medical Care AG & Co., KGaA	307,646
13,282	Koninklijke Philips NV(c)	604,464
310	Mazor Robotics Ltd.(b)	18,079
6,289	Smith & Nephew PLC	233,259

		1,163,448

	Industrial Engineering—1.1%
27,240	ABB Ltd.	643,681

	Industrial Metals & Mining—0.7%
9,033	ArcelorMittal(c)	278,759
3,333	Tenaris SA	111,722

		390,481

	Leisure Goods—1.9%
17,919	Sony Corp.	1,086,787

	Life Insurance—1.7%
19,821	Aegon NV(c)	127,449

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life Insurance (continued)
18,251	Prudential PLC	$837,538

		964,987

	Media—1.8%
11,020	Pearson PLC	126,950
30,219	RELX PLC	632,484
3,559	WPP PLC	260,768

		1,020,202

	Mining—4.7%
22,651	BHP Billiton Ltd.	1,128,926
14,907	BHP Billiton PLC	655,610
1,324	Randgold Resources Ltd.	93,408
16,161	Rio Tinto PLC	824,534

		2,702,478

	Mobile Telecommunications—1.4%
37,825	Vodafone Group PLC	820,803

	Oil & Gas Producers—16.9%
46,962	BP PLC	2,164,948
17,956	Eni SpA	676,223
15,399	Equinor ASA	434,252
32,447	Royal Dutch Shell PLC, Class A	2,210,939
26,436	Royal Dutch Shell PLC, Class B	1,875,105
35,652	TOTAL SA	2,295,632

		9,657,099

	Personal Goods—4.0%
24,206	Unilever NV(c)	1,344,643
16,935	Unilever PLC	930,917

		2,275,560

	Pharmaceuticals & Biotechnology—17.5%
905	Adaptimmune Therapeutics PLC(b)	12,272
4,144	Amarin Corp. PLC(b)	67,423
413	Argenx SE(b)	31,322
313	Ascendis Pharma A/S(b)	22,179
35,722	AstraZeneca PLC	1,413,520
440	Cellectis SA(b)	12,417
630	Galapagos NV(b)	70,831
34,855	GlaxoSmithKline PLC	1,400,125
3,665	Grifols SA	78,321
401	GW Pharmaceuticals PLC(b)	69,269
694	Hutchison China MediTech Ltd.(b)	22,340
1,109	Mesoblast Ltd.(b)	9,049
1,796	MorphoSys AG(b)	47,953
36,006	Novartis AG	3,102,276
24,839	Novo Nordisk A/S	1,170,910
32,368	Sanofi	1,445,879
4,308	Shire PLC	780,911
12,887	Teva Pharmaceutical Industries Ltd.	277,586

		10,034,583

	Software & Computer Services—3.5%
932	Criteo SA(b)	21,380
915	LINE Corp.(b)	38,549
15,261	SAP SE	1,877,103
951	Sea Ltd.(b)	13,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD) (continued)

September 30, 2018

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Software & Computer Services (continued)
308	Talend SA(b)	$21,480

		1,971,664

	Technology Hardware & Equipment—4.9%
6,091	ASML Holding NV(c)	1,145,230
15,251	Canon, Inc.	482,694
2,321	Logitech International SA(c)	103,795
866	Nice Ltd.(b)	99,131
79,497	Nokia OYJ	443,593
9,381	STMicroelectronics NV(c)	172,048
39,524	Telefonaktiebolaget LM Ericsson	347,811

		2,794,302

	Tobacco—2.6%
32,319	British American Tobacco PLC	1,507,035

	Travel & Leisure—1.0%
2,903	Carnival PLC	183,121
2,789	InterContinental Hotels Group PLC	175,121
3,388	Melco Resorts & Entertainment Ltd.	71,656
1,614	Ryanair Holdings PLC(b)	155,009

		584,907

	Total Investments in Securities (Cost $72,116,069)—100.4%	57,440,933
	Other assets less liabilities—(0.4)%	(249,174)

	Net Assets—100.0%	$57,191,759

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Schedule of Investments

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

September 30, 2018

Number of Shares		Value
	American Depositary Receipts—100.0%
	Banks—15.6%
391,688	Banco Bradesco SA	$2,773,151
18,552	Banco Santander Chile	593,293
13,501	Bancolombia SA	563,262
73,576	HDFC Bank Ltd.	6,923,501
183,887	ICICI Bank Ltd.	1,561,201
375,857	Itau Unibanco Holding SA	4,126,910
46,376	KB Financial Group, Inc.	2,239,033
55,369	Shinhan Financial Group Co., Ltd.	2,221,958
20,218	Woori Bank	916,482

		21,918,791

	Beverages—3.2%
513,657	Ambev SA	2,347,412
21,705	Fomento Economico Mexicano SAB de CV	2,148,144

		4,495,556

	Chemicals—1.8%
66,131	Sasol Ltd.	2,555,302

	Construction & Materials—0.9%
171,105	Cemex SAB de CV(a)	1,204,579

	Electricity—0.6%
60,722	Korea Electric Power Corp.	799,709

	Fixed Line Telecommunications—2.7%
16,413	China Telecom Corp. Ltd.	811,130
44,499	Chunghwa Telecom Co., Ltd.	1,597,959
57,939	Telekomunikasi Indonesia Persero Tbk PT	1,418,347

		3,827,436

	Forestry & Paper—0.4%
27,854	Fibria Celulose SA	516,135

	General Retailers—20.8%
10,643	58.com, Inc.(a)	783,325
150,128	Alibaba Group Holding Ltd.(a)	24,735,089
95,438	JD.com, Inc.(a)	2,489,978
41,785	TAL Education Group(a)	1,074,292

		29,082,684

	Industrial Metals & Mining—6.1%
37,421	POSCO	2,469,786
362,436	Vale SA	5,378,550
49,745	Vedanta Ltd.	636,736

		8,485,072

	Industrial Transportation—0.5%
44,498	ZTO Express Cayman, Inc.	737,332

	Life Insurance—1.4%
173,957	China Life Insurance Co., Ltd.	1,981,370

	Media—0.6%
51,605	Grupo Televisa SAB	915,473

	Mobile Telecommunications—6.9%
136,203	America Movil SAB de CV, Class L	2,187,420
112,520	China Mobile Ltd.	5,505,604
68,763	China Unicom Hong Kong Ltd.	803,839
41,869	SK Telecom Co., Ltd.	1,167,308

		9,664,171

	Oil & Gas Producers—10.2%
29,726	China Petroleum & Chemical Corp.	2,985,679

Number of Shares		Value
	American Depositary Receipts (continued)
	Oil & Gas Producers (continued)
18,709	CNOOC Ltd.	$3,695,776
29,239	Ecopetrol SA	787,406
24,666	PetroChina Co., Ltd.	2,008,799
173,968	Petroleo Brasileiro SA	2,099,794
254,895	Petroleo Brasileiro SA (Preference Shares)	2,666,202

		14,243,656

	Pharmaceuticals & Biotechnology—0.7%
5,831	BeiGene Ltd.(a)	1,004,215

	Software & Computer Services—11.6%
6,619	Autohome, Inc.	512,377
32,211	Baidu, Inc.(a)	7,366,011
441,783	Infosys Ltd.	4,492,933
16,780	Momo, Inc.(a)	734,964
8,605	NetEase, Inc.	1,964,091
7,552	Weibo Corp.(a)	552,278
128,851	Wipro Ltd.	671,314

		16,293,968

	Technology Hardware & Equipment—14.8%
178,777	ASE Technology Holding Co., Ltd.	863,493
432,510	Taiwan Semiconductor Manufacturing Co., Ltd.	19,099,641
281,729	United Microelectronics Corp.	726,861

		20,689,995

	Travel & Leisure—1.2%
44,661	Ctrip.com International Ltd.(a)	1,660,050

	Total Investments in Securities (Cost $144,693,980)—100.0%	140,075,494
	Other assets less liabilities—0.0%	22,991

	Net Assets—100.0%	$140,098,485

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Schedule of Investments

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2018

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.4%(a)
	Banks—17.0%
27,994	Banco Bilbao Vizcaya Argentaria SA	$176,362
67,346	Banco Santander SA	336,730
16,736	Barclays PLC	149,787
10,195	Credit Suisse Group AG(b)	152,313
7,983	Deutsche Bank AG(c)	90,687
16,988	HSBC Holdings PLC	747,302
16,196	ING Groep NV	210,062
74,914	Lloyds Banking Group PLC	227,739
9,542	Royal Bank of Scotland Group PLC	62,309
16,083	UBS Group AG(b)(c)	252,986

		2,406,277

	Beverages—5.2%
4,194	Anheuser-Busch InBev SA/NV	367,269
2,575	Diageo PLC	364,800

		732,069

	Construction & Materials—0.8%
3,522	CRH PLC	115,240

	Financial Services—0.0%
106	QIWI PLC(b)	1,396

	Fixed Line Telecommunications—3.1%
7,365	BT Group PLC	108,781
9,008	Orange SA	143,137
4,851	Telecom Italia SpA(b)	29,106
19,182	Telefonica SA	150,771

		431,795

	Gas, Water & Multi-Utilities—1.1%
3,087	National Grid PLC	160,092

	Health Care Equipment & Services—2.4%
1,780	Fresenius Medical Care AG & Co., KGaA	91,528
3,951	Koninklijke Philips NV(c)	179,810
92	Mazor Robotics Ltd.(b)	5,365
1,870	Smith & Nephew PLC	69,358

		346,061

	Industrial Engineering—1.4%
8,101	ABB Ltd.	191,427

	Industrial Metals & Mining—0.8%
2,687	ArcelorMittal(c)	82,921
991	Tenaris SA	33,218

		116,139

	Life Insurance—2.0%
5,895	Aegon NV(c)	37,905
5,429	Prudential PLC	249,137

		287,042

	Media—2.1%
3,277	Pearson PLC	37,751
8,988	RELX PLC	188,119
1,059	WPP PLC	77,593

		303,463

	Mining—3.3%
4,433	BHP Billiton PLC	194,963
394	Randgold Resources Ltd.	27,797

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mining (continued)
4,806	Rio Tinto PLC	$245,202

		467,962

	Mobile Telecommunications—1.9%
2,013	Mobile TeleSystems PJSC	17,171
2,803	VEON Ltd.	8,129
11,250	Vodafone Group PLC	244,125

		269,425

	Oil & Gas Producers—20.3%
13,968	BP PLC	643,925
5,340	Eni SpA	201,104
4,579	Equinor ASA	129,128
9,651	Royal Dutch Shell PLC, Class A	657,619
7,863	Royal Dutch Shell PLC, Class B	557,723
10,603	TOTAL SA	682,727

		2,872,226

	Personal Goods—4.8%
7,199	Unilever NV(c)	399,904
5,037	Unilever PLC	276,884

		676,788

	Pharmaceuticals & Biotechnology—21.0%
270	Adaptimmune Therapeutics PLC(b)	3,661
1,233	Amarin Corp. PLC(b)	20,061
123	Argenx SE(b)	9,328
93	Ascendis Pharma A/S(b)	6,590
10,624	AstraZeneca PLC	420,392
131	Cellectis SA(b)	3,697
188	Galapagos NV(b)	21,137
10,367	GlaxoSmithKline PLC	416,442
1,090	Grifols SA	23,293
119	GW Pharmaceuticals PLC(b)	20,556
535	MorphoSys AG(b)	14,285
10,708	Novartis AG	922,601
7,387	Novo Nordisk A/S	348,223
9,627	Sanofi	430,038
1,282	Shire PLC	232,388
3,833	Teva Pharmaceutical Industries Ltd.	82,563

		2,975,255

	Software & Computer Services—4.0%
277	Criteo SA(b)	6,354
4,538	SAP SE	558,174
92	Talend SA(b)	6,416

		570,944

	Technology Hardware & Equipment—4.9%
1,812	ASML Holding NV(c)	340,692
690	Logitech International SA(c)	30,857
258	Nice Ltd.(b)	29,533
23,644	Nokia OYJ	131,933
2,790	STMicroelectronics NV(c)	51,169
11,755	Telefonaktiebolaget LM Ericsson	103,444

		687,628

	Tobacco—3.2%
9,612	British American Tobacco PLC	448,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BLDRS Europe Select ADR Index Fund (ADRU) (continued)

September 30, 2018

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Travel & Leisure—1.1%
863	Carnival PLC	$54,438
830	InterContinental Hotels Group PLC	52,116
481	Ryanair Holdings PLC(b)	46,195

		152,749

	Total Investments in Securities (Cost $18,089,523)—100.4%	14,212,186
	Other assets less liabilities—(0.4)%	(53,210)

	Net Assets—100.0%	$14,158,976

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statements of Assets and Liabilities

September 30, 2018

	Invesco BLDRS Asia 50 ADR Index Fund (ADRA)	Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)	Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	Invesco BLDRS Europe Select ADR Index Fund (ADRU)
Assets:
Investments in securities, at value	$19,503,358	$57,440,933	$140,075,494	$14,212,186
Cash	237,021	53,475	1,452,415	35,517
Receivables:
Dividends	25,532	103,767	295,470	33,089
Amount due from Sponsor	3,789	—	—	13,990
Foreign tax reclaims	1,520	165,580	8,377	30,594

Total Assets	19,771,220	57,763,755	141,831,756	14,325,376

Liabilities:
Payables:
Distributions	172,626	438,982	1,493,485	109,310
Amount due to Licensor	—	39,888	97,851	—
Amount due to Trustee	3,911	13,226	28,931	3,029
Amount due to Sponsor	—	25,958	37,999	—
Accrued expenses	53,834	53,942	75,005	54,061

Total Liabilities	230,371	571,996	1,733,271	166,400

Net Assets	$19,540,849	$57,191,759	$140,098,485	$14,158,976

Net Assets Consist of:
Shares of beneficial interest	$25,483,111	$83,266,873	$231,198,489	$22,042,005
Undistributed net investment income	32,749	(319,009)	(1,128,199)	(72,641)
Undistributed net realized gain (loss)	(4,289,588)	(11,080,969)	(85,353,319)	(3,933,051)
Net unrealized appreciation (depreciation)	(1,685,423)	(14,675,136)	(4,618,486)	(3,877,337)

Net Assets	$19,540,849	$57,191,759	$140,098,485	$14,158,976

Shares outstanding (unlimited shares authorized, $0.001 par value)	600,000	2,550,000	3,450,000	650,000

Net asset value	$32.57	$22.43	$40.61	$21.78

Investments in securities, at cost	$21,188,781	$72,116,069	$144,693,980	$18,089,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statements of Operations

For the years ended September 30, 2018, 2017, 2016

	Invesco BLDRS Asia 50 ADR Index Fund (ADRA)
	2018	2017	2016
Investment Income:
Dividend income	$594,627	$606,773	$594,544
Foreign withholding tax	(65,801)	(56,325)	(62,261)

Total Income	528,826	550,448	532,283

Expenses:
Professional fees	30,087	30,752	28,846
Trustee fees	22,420	21,213	21,852
Licensing fees	13,448	12,729	13,123
Intraday valuation fee	10,001	10,001	9,999
Compliance service fees	2,047	2,999	4,923
Other expenses	6,475	4,703	3,992

Total Expenses	84,478	82,397	82,735

Less: Expenses waived by the Licensor	(13,448)	(12,729)	(13,123)
Less: Expenses assumed by the Sponsor	(3,789)	(6,029)	(3,966)

Net Expenses	67,241	63,639	65,646

Net Investment Income	461,585	486,809	466,637

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(363,579)	(136,556)	(103,971)
In-kind redemptions	560,406	233,262	(107,976)

Net realized gain (loss)	196,827	96,706	(211,947)

Net change in unrealized appreciation (depreciation) on investment securities	(150,618)	2,940,075	2,344,832

Net realized and unrealized gain	46,209	3,036,781	2,132,885

Net increase in net assets resulting from operations	$507,794	$3,523,590	$2,599,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Operations (continued)

For the years ended September 30, 2018, 2017, 2016

	Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)
	2018	2017	2016
Investment Income:
Dividend income	$2,465,880	$2,392,879	$2,579,436
Foreign withholding tax	(172,996)	(212,514)	(187,506)

Total Income	2,292,884	2,180,365	2,391,930

Expenses:
Trustee fees	67,364	59,374	62,496
Professional fees	42,007	38,851	32,847
Licensing fees	39,888	35,626	37,534
Intraday valuation fee	10,001	10,001	9,999
Marketing expenses	2,384	4,335	17,628
Compliance service fees	1,748	2,999	14,895
Other expenses	7,868	7,767	12,414

Total Expenses	171,260	158,953	187,813

Net Investment Income	2,121,624	2,021,412	2,204,117

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,036,296)	(1,205,489)	(1,209,431)
In-kind redemptions	2,835,262	858,492	704,578

Net realized gain (loss)	1,798,966	(346,997)	(504,853)

Net change in unrealized appreciation (depreciation) on investment securities	(2,757,850)	7,766,216	(1,385,377)

Net realized and unrealized gain (loss)	(958,884)	7,419,219	(1,890,230)

Net increase in net assets resulting from operations	$1,162,740	$9,440,631	$313,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

	Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
	2018	2017	2016
Investment Income:
Dividend income	$3,577,648	$3,040,429	$2,857,130
Foreign withholding tax	(400,604)	(273,187)	(318,524)

Total Income	3,177,044	2,767,242	2,538,606

Expenses:
Trustee fees	163,087	135,528	124,240
Licensing fees	97,851	81,326	74,655
Professional fees	76,718	44,957	45,724
Reports to shareholders fee	7,946	8,224	18,821
Compliance service fees	2,047	2,999	15,950
Marketing expenses	(59,739)	(66,598)	61,995
Other expenses	35,576	35,813	32,030

Total Expenses	323,486	242,249	373,415

Net Investment Income	2,853,558	2,524,993	2,165,191

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(6,503,467)	(7,013,343)	(5,260,453)
In-kind redemptions	8,196,644	(251,263)	(7,375,304)

Net realized gain (loss)	1,693,177	(7,264,606)	(12,635,757)

Net change in unrealized appreciation (depreciation) on investment securities	(7,007,313)	33,881,764	39,100,471

Net realized and unrealized gain (loss)	(5,314,136)	26,617,158	26,464,714

Net increase (decrease) in net assets resulting from operations	$(2,460,578)	$29,142,151	$28,629,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations (continued)

For the years ended September 30, 2018, 2017, 2016

	Invesco BLDRS Europe Select ADR Index Fund (ADRU)
	2018	2017	2016
Investment Income:
Dividend income	$620,156	$567,979	$730,667
Foreign withholding tax	(44,655)	(52,318)	(49,725)

Total Income	575,501	515,661	680,942

Expenses:
Professional fees	29,664	30,192	29,835
Trustee fees	16,141	13,655	16,956
Intraday valuation fee	10,001	10,001	9,999
Licensing fees	9,682	8,194	10,190
Compliance service fees	1,748	2,999	6,082
Other expenses	4,851	4,450	7,960

Total Expenses	72,087	69,491	81,022

Less: Expenses waived by the Licensor	(9,682)	(8,194)	(10,190)
Less: Expenses assumed by the Sponsor	(13,991)	(20,332)	(19,861)

Net Expenses	48,414	40,965	50,971

Net Investment Income	527,087	474,696	629,971

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(338,448)	(270,159)	(425,396)
In-kind redemptions	415,104	(35,443)	229,049

Net realized gain (loss)	76,656	(305,602)	(196,347)

Net change in unrealized appreciation (depreciation) on investment securities	(683,973)	2,018,686	(370,151)

Net realized and unrealized gain (loss)	(607,317)	1,713,084	(566,498)

Net increase (decrease) in net assets resulting from operations	$(80,230)	$2,187,780	$63,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets

For the years ended September 30, 2018, 2017, 2016

	Invesco BLDRS Asia 50 ADR Index Fund (ADRA)
	2018	2017	2016
Operations:
Net investment income	$461,585	$486,809	$466,637
Net realized gain (loss)	196,827	96,706	(211,947)
Net change in unrealized appreciation (depreciation)	(150,618)	2,940,075	2,344,832

Net increase in net assets resulting from operations	507,794	3,523,590	2,599,522

Distributions to Shareholders from:
Net investment income	(461,402)	(454,562)	(488,796)

Shareholder Transactions:
Proceeds from shares sold	1,634,674	—	1,240,504
Value of shares repurchased	(3,336,241)	(4,496,806)	(3,866,725)

Net increase (decrease) in net assets resulting from shares transactions	(1,701,567)	(4,496,806)	(2,626,221)

Increase (Decrease) in Net Assets	(1,655,175)	(1,427,778)	(515,495)

Net Assets:
Beginning of year	21,196,024	22,623,802	23,139,297

End of year	$19,540,849	$21,196,024	$22,623,802

Undistributed net investment income at end of year	$32,749	$32,566	$319

Changes in Shares Outstanding:
Shares sold	50,000	—	50,000
Shares repurchased	(100,000)	(150,000)	(150,000)
Shares outstanding, beginning of year	650,000	800,000	900,000

Shares outstanding, ending of year	600,000	650,000	800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets (continued)

For the years ended September 30, 2018, 2017, 2016

	Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)
	2018	2017	2016
Operations:
Net investment income	$2,121,624	$2,021,412	$2,204,117
Net realized gain (loss)	1,798,966	(346,997)	(504,853)
Net change in unrealized appreciation (depreciation)	(2,757,850)	7,766,216	(1,385,377)

Net increase in net assets resulting from operations	1,162,740	9,440,631	313,887

Distributions to Shareholders from:
Net investment income	(2,056,893)	(2,126,666)	(2,419,239)

Shareholder Transactions:
Proceeds from shares sold	8,046,840	3,228,202	3,096,979
Value of shares repurchased	(13,743,877)	(5,252,851)	(7,748,881)

Net increase (decrease) in net assets resulting from shares transactions	(5,697,037)	(2,024,649)	(4,651,902)

Increase (Decrease) in Net Assets	(6,591,190)	5,289,316	(6,757,254)

Net Assets:
Beginning of year	63,782,949	58,493,633	65,250,887

End of year	$57,191,759	$63,782,949	$58,493,633

Undistributed net investment income at end of year	$(319,009)	$(383,740)	$(357,764)

Changes in Shares Outstanding:
Shares sold	350,000	150,000	150,000
Shares repurchased	(600,000)	(250,000)	(400,000)
Shares outstanding, beginning of year	2,800,000	2,900,000	3,150,000

Shares outstanding, ending of year	2,550,000	2,800,000	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

	Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
	2018	2017	2016
Operations:
Net investment income	$2,853,558	$2,524,993	$2,165,191
Net realized gain (loss)	1,693,177	(7,264,606)	(12,635,757)
Net change in unrealized appreciation (depreciation)	(7,007,313)	33,881,764	39,100,471

Net increase (decrease) in net assets resulting from operations	(2,460,578)	29,142,151	28,629,905

Distributions to Shareholders from:
Net investment income	(2,789,019)	(2,747,944)	(2,825,467)

Shareholder Transactions:
Proceeds from shares sold	16,696,088	4,148,878	4,529,729
Value of shares repurchased	(26,979,018)	(5,281,019)	(24,580,528)

Net increase (decrease) in net assets resulting from shares transactions	(10,282,930)	(1,132,141)	(20,050,799)

Increase (Decrease) in Net Assets	(15,532,527)	25,262,066	5,753,639

Net Assets:
Beginning of year	155,631,012	130,368,946	124,615,307

End of year	$140,098,485	$155,631,012	$130,368,946

Undistributed net investment income at end of year	$(1,128,199)	$(1,192,738)	$(969,787)

Changes in Shares Outstanding:
Shares sold	400,000	100,000	150,000
Shares repurchased	(650,000)	(150,000)	(850,000)
Shares outstanding, beginning of year	3,700,000	3,750,000	4,450,000

Shares outstanding, ending of year	3,450,000	3,700,000	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Changes in Net Assets (continued)

For the years ended September 30, 2018, 2017, 2016

	Invesco BLDRS Europe Select ADR Index Fund (ADRU)
	2018	2017	2016
Operations:
Net investment income	$527,087	$474,696	$629,971
Net realized gain (loss)	76,656	(305,602)	(196,347)
Net change in unrealized appreciation (depreciation)	(683,973)	2,018,686	(370,151)

Net increase (decrease) in net assets resulting from operations	(80,230)	2,187,780	63,473

Distributions to Shareholders from:
Net investment income	(510,359)	(512,980)	(729,587)

Shareholder Transactions:
Proceeds from shares sold	2,360,328	—	—
Value of shares repurchased	(2,172,137)	(1,906,198)	(2,967,480)

Net increase (decrease) in net assets resulting from shares transactions	188,191	(1,906,198)	(2,967,480)

Increase (Decrease) in Net Assets	(402,398)	(231,398)	(3,633,594)

Net Assets:
Beginning of year	14,561,374	14,792,772	18,426,366

End of year	$14,158,976	$14,561,374	$14,792,772

Undistributed net investment income at end of year	$(72,641)	$(89,369)	$(125,348)

Changes in Shares Outstanding:
Shares sold	100,000	—	—
Shares repurchased	(100,000)	(100,000)	(150,000)
Shares outstanding, beginning of year	650,000	750,000	900,000

Shares outstanding, ending of year	650,000	650,000	750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

	Year Ended September 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$32.61	$28.28	$25.71	$29.12	$29.06
Net investment income(a)	0.71	0.69	0.56	0.72	0.67
Net realized and unrealized gain (loss) on investments	(0.02)	4.31	2.61	(3.41)	0.09
Total from investment operations	0.69	5.00	3.17	(2.69)	0.76
Distributions to shareholders from:
Net investment income	(0.73)	(0.67)	(0.60)	(0.72)	(0.70)
Net asset value at end of year	$32.57	$32.61	$28.28	$25.71	$29.12
Net Asset Value Total Return(b)	2.06%	17.83%	12.51%	(9.44)%	2.59%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$19,541	$21,196	$22,624	$23,139	$26,209
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.38%	0.39%	0.38%	0.40%	0.37%
Net investment income, after Waivers	2.06%	2.29%	2.13%	2.43%	2.29%
Portfolio turnover rate(c)	9.25%	11.53%	7.00%	11.27%	3.47%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

	Year Ended September 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$22.78	$20.17	$20.71	$24.21	$23.70
Net investment income(a)	0.74	0.72	0.71	0.79	1.23	(b)
Net realized and unrealized gain (loss) on investments	(0.36)	2.65	(0.46)	(3.45)	0.49
Total from investment operations	0.38	3.37	0.25	(2.66)	1.72
Distributions to shareholders from:
Net investment income	(0.73)	(0.76)	(0.79)	(0.84)	(1.21)
Net asset value at end of year	$22.43	$22.78	$20.17	$20.71	$24.21
Net Asset Value Total Return(c)	1.65%	17.01%	1.34%	(11.26)%	7.29%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$57,192	$63,783	$58,494	$65,251	$56,889
Ratio to average net assets of:
Expenses, after Waivers	0.26%	0.27%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.26%	0.27%	0.30%	0.30%	0.30%
Net investment income after Waivers	3.19%	3.40%	3.52%	3.38%	4.97	%(b)
Portfolio turnover rate(d)	2.83%	5.30%	5.05%	4.06%	6.56%

(a)	Based on average shares outstanding.
(b)

Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights (continued)

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

	Year Ended September 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$42.06	$34.77	$28.00	$39.20	$37.03
Net investment income(a)	0.76	0.69	0.53	0.66	0.84
Net realized and unrealized gain (loss) on investments	(1.45)	7.35	6.94	(10.97)	2.16
Total from investment operations	(0.69)	8.04	7.47	(10.31)	3.00
Distribution to shareholders from:
Net investment income	(0.76)	(0.75)	(0.70)	(0.89)	(0.83)
Net asset value at end of year	$40.61	$42.06	$34.77	$28.00	$39.20
Net Asset Value Total Return(b)	(1.65)%	23.33%	26.99%	(26.58)%	8.17%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$140,098	$155,631	$130,369	$124,615	$213,658
Ratio to average net assets of:
Expenses	0.20%	0.18%	0.30%	0.30%	0.30%
Net investment income	1.75%	1.86%	1.74%	1.87%	2.20%
Portfolio turnover rate(c)	10.30%	10.66%	7.61%	17.51%	8.34%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

	Year Ended September 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$22.40	$19.72	$20.47	$24.33	$23.30
Net investment income(a)	0.73	0.71	0.74	0.77	1.36	(b)
Net realized and unrealized gain (loss) on investments	(0.63)	2.76	(0.62)	(3.75)	1.02
Total from investment operations	0.10	3.47	0.12	(2.98)	2.38
Distribution to shareholders from:
Net investment income	(0.72)	(0.79)	(0.87)	(0.88)	(1.35)
Net asset value at end of year	$21.78	$22.40	$19.72	$20.47	$24.33
Net Asset Value Total Return(c)	0.43%	17.94%	0.70%	(12.53)%	10.28%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$14,159	$14,561	$14,793	$18,426	$19,466
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.45%	0.51%	0.48%	0.43%	0.47%
Net investment income after Waivers	3.27%	3.48%	3.71%	3.34%	5.49	%(b)
Portfolio turnover rate(d)	1.96%	5.85%	5.24%	4.79%	7.79%

(a)	Based on average shares outstanding.
(b)

Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements

Invesco BLDRS Index Funds Trust

September 30, 2018

Note 1. Organization

Invesco BLDRS Index Funds Trust (the “Trust”), formerly BLDRS Index Funds Trust, is a unit investment trust consisting of four separate investment portfolios (each a “Fund” and collectively the “Funds”). The Trust was organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco BLDRS Asia 50 ADR Index Fund	“Asia”
Invesco BLDRS Developed Markets 100 ADR Index Fund	“Developed Markets”
Invesco BLDRS Emerging Markets 50 ADR Index Fund	“Emerging Markets”
Invesco BLDRS Europe Select ADR Index Fund	“Europe”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy of the Invesco brand as follows:

Previous Name	New Name
BLDRS Asia 50 ADR Index Fund	Invesco BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund	Invesco BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund	Invesco BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe Select ADR Index Fund	Invesco BLDRS Europe Select ADR Index Fund

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index.

The investment objective of each Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each a “BNY Mellon ADR Index”):

Fund	BNY Mellon ADR Index
Asia	BNY Mellon Asia 50 ADR IndexSM
Developed Markets	BNY Mellon Developed Markets 100 ADR IndexSM
Emerging Markets	BNY Mellon Emerging Markets 50 ADR IndexSM
Europe	BNY Mellon Europe Select ADR IndexSM

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”), formerly Invesco PowerShares Capital Management LLC. Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security

19

is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its BNY Mellon ADR Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its BNY Mellon ADR Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its BNY Mellon ADR Index. In addition, the performance of each Fund and its BNY Mellon ADR Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its BNY Mellon ADR Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales, if any.

20

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of a Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

F. Dividends and Distributions to Shareholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

G. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Funds accrue daily and pay monthly the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*

The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the years ended September 30, 2018, 2017 and 2016, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

21

Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The following amounts remain payable to the Sponsor as of September 30, 2018.

Asia	$—
Developed Markets	25,958
Emerging Markets	37,999
Europe	—

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2018, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal years ended September 30, 2018, 2017 and 2016, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Fiscal Year Ended September 30,			Expenses Assumed by the Sponsor Fiscal Year Ended September 30,
	2018	2017	2016	2018	2017	2016
Asia	$13,448	$12,729	$13,123	$3,789	$6,029	$3,966
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	9,682	8,194	10,190	13,991	20,332	19,861

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

22

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the fiscal year ended September 30, 2018, there were no transfers between valuation levels.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2018, 2017 and 2016:

	Ordinary Income
	2018	2017	2016
Asia	$461,402	$454,562	$488,796
Developed Markets	2,056,893	2,126,666	2,419,239
Emerging Markets	2,789,019	2,747,944	2,825,467
Europe	510,359	512,980	729,587

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Post-October Capital Losses Deferrals*	Shares of Beneficial Interest	Total Net Assets
Asia	$205,376	$(172,624)	$(1,886,087)	$(3,708,810)	$(380,117)	$25,483,111	$19,540,849
Developed Markets	119,974	(438,984)	(16,100,280)	(8,883,010)	(772,814)	83,266,873	57,191,759
Emerging Markets	365,286	(1,493,484)	(6,262,105)	(78,046,925)	(5,662,776)	231,198,489	140,098,485
Europe	36,669	(109,312)	(4,111,755)	(3,390,318)	(308,313)	22,042,005	14,158,976

*

The Funds will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of September 30, 2018:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
Asia	$298,791	$333,869	$3,076,150	$3,708,810
Developed Markets	2,608,098	60,704	6,214,208	8,883,010
Emerging Markets	1,412,302	4,621,252	72,013,371	78,046,925
Europe	1,078,809	3,509	2,308,000	3,390,318

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended September 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Asia	$2,044,749	$2,065,831
Developed Markets	1,873,211	2,090,184
Emerging Markets	16,635,454	16,673,991
Europe	315,745	434,618

23

For the fiscal year ended September 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$1,632,451	$3,314,873
Developed Markets	8,039,505	13,657,557
Emerging Markets	16,784,228	27,058,214
Europe	2,385,195	2,168,429

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2018, cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Asia	$3,126,670	$(5,012,757)	$(1,886,087)	$21,389,445
Developed Markets	3,009,647	(19,109,927)	(16,100,280)	73,541,213
Emerging Markets	32,471,886	(38,733,991)	(6,262,105)	146,337,599
Europe	1,064,946	(5,176,701)	(4,111,755)	18,323,941

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and expired capital loss carryforwards on September 30, 2018, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended September 30, 2018, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Asia	$—	$3,622,899	$(3,622,899)
Developed Markets	—	6,172,844	(6,172,844)
Emerging Markets	—	3,694,921	(3,694,921)
Europe	—	1,921,257	(1,921,257)

Note 8. Capital

The Shares of the Funds are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2018, 2017 and 2016, the Trustee earned the following amounts in transaction fees:

	For the Fiscal Year Ended September 30,
	2018	2017	2016
Asia	$1,500	$1,500	$2,000
Developed Markets	10,000	6,000	7,000
Emerging Markets	6,500	2,500	7,500
Europe	4,000	2,000	2,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2018, 2017 or 2016.

24

Note 9. Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

25

Report of Independent Registered Public Accounting Firm

To the Sponsor and Trustee of Invesco BLDRS Index Funds Trust and Unitholders of Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund (constituting Invesco BLDRS Index Fund Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations and changes in each of their net assets for each of the three years in the period ended September 30, 2018, and each of the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Chicago, Illinois

December 14, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

26

Supplemental Information

(Unaudited)

Invesco BLDRS Asia 50 ADR Index Fund

Invesco BLDRS Developed Markets 100 ADR Index Fund

Invesco BLDRS Emerging Markets 50 ADR Index Fund

Invesco BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution for Each Invesco BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Invesco BLDRS Fund and that Fund’s net asset value. Net Asset Value, or “NAV”, is the price at which a Fund issues and redeems shares. The “Closing Market Price” of shares in each Invesco BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds’ NAV is calculated. Each Fund’s Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Invesco BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2013 through September 30, 2018.

Each line in the table shows the number of trading days in which the Invesco BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Invesco BLDRS Asia 50 ADR Index Fund

Five Year Period Ended September 30, 2018

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	501	98.42%	704	93.87%
>0.50% to 1.00%	7	1.38%	29	3.87%
>1.0 % to 2.00%	1	0.20%	7	0.93%
>2.00%	—	—%	10	1.33%
Total	509	100.00%	750	100.00%

Invesco BLDRS Developed Markets 100 ADR Index Fund

Five Year Period Ended September 30, 2018

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	585	99.32%	667	99.55%
>0.50% to 1.00%	4	0.68%	2	0.30%
>1.00% to 2.00%	—	—%	1	0.15%
>2.00%	—	—%	—	—%
Total	589	100.00%	670	100.00%

27

Supplemental Information (continued)

(Unaudited)

Invesco BLDRS Emerging Markets 50 ADR Index Fund

Five Year Period Ended September 30, 2018

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	380	98.96%	874	99.89%
>0.50% to 1.00%	3	0.78%	1	0.11%
>1.00% to 2.00%	1	0.26%	—	—%
>2.00%	—	—%	—	—%
Total	384	100.00%	875	100.00%

Invesco BLDRS Europe Select ADR Index Fund

Five Year Period Ended September 30, 2018

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	520	99.62%	723	98.10%
>0.50% to 1.00%	1	0.19%	12	1.62%
>1.00% to 2.00%	1	0.19%	1	0.14%
>2.00%	—	0.00%	1	0.14%
Total	522	100.00%	737	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. Annualized and Cumulative Returns for each Invesco BLDRS Fund

Annualized Total Return

For the Period Ending September 30, 2018

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
Invesco BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco BLDRS Asia 50 ADR Index Fund	2.06%	1.62%	2.10%	4.68%	4.67%	4.21%	5.20%	5.17%	4.47%	7.05%	7.00%	6.57%
Invesco BLDRS Developed Markets 100 ADR Index Fund	1.60%	1.60%	1.80%	2.79%	2.79%	2.80%	3.81%	3.81%	3.72%	6.17%	6.18%	6.22%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	-1.59%	-1.79%	-1.49%	4.13%	4.12%	4.20%	3.04%	3.09%	3.22%	10.60%	10.54%	10.68%
Invesco BLDRS Europe Select ADR Index Fund	0.38%	0.16%	0.74%	2.84%	2.82%	3.13%	3.76%	3.74%	4.00%	6.32%	6.28%	6.63%

28

Supplemental Information (continued)

(Unaudited)

Cumulative Total Return

For the Period Ending September 30, 2018

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
Invesco BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco BLDRS Asia 50 ADR Index Fund	2.06%	1.62%	2.10%	25.68%	25.65%	22.87%	66.05%	66.50%	54.79%	195.10%	192.80%	174.50%
Invesco BLDRS Developed Markets 100 ADR Index Fund	1.60%	1.60%	1.80%	14.76%	14.75%	14.79%	45.40%	45.39%	44.09%	158.62%	159.25%	160.70%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	-1.59%	-1.79%	-1.49%	22.41%	22.34%	22.85%	34.94%	35.54%	37.30%	395.07%	390.70%	400.73%
Invesco BLDRS Europe Select ADR Index Fund	0.38%	0.16%	0.74%	15.06%	14.94%	16.64%	44.68%	44.31%	47.96%	164.60%	163.17%	177.26%

(a)

Annualized and Cumulative Total Returns for the period since inception are calculated from the inception date of November 13, 2002. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

29

Supplemental Information (continued)

(Unaudited)

Amendment No. 4 to the Standard Terms and Conditions of Trust, dated as of January 26, 2018 (“Amendment No. 4”), made by the Sponsor and the Trustee, amends the Standard Terms and Conditions of Trust of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust dated and effective as of November 8, 2002, as previously amended on February 4, 2004, November 16, 2012, and August 2, 2017, pursuant to which were created the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund. Amendment No. 4 provides that paragraph (k) of Section 3.04, “Certain Deductions and Distributions,” is amended in its entirety to read as follows:

Distributions by each BLDRS Index Fund will be made quarterly in the event that dividends accumulated in respect of the BLDRS Index Fund Securities and other income, if any, received by the BLDRS Index Fund exceed BLDRS Index Fund fees and expenses accrued during the quarterly Accumulation Period. For the avoidance of doubt, amounts received in respect of Dividend Equivalent Payments in connection with Portfolio Deposits are excluded from the calculation of “dividends accumulated in respect of the BLDRS Index Fund Securities and other income,” as used in the preceding sentence and referenced hereafter in this paragraph. The regular quarterly ex-dividend date, if any, for BLDRS Index Fund Shares will be the first Business Day subsequent to the third Friday of each March, June, September and December (the “Ex-Dividend Date”). Beneficial Owners as reflected on the records of the Depository and the DTC Participants on the first (1st) Business Day following the Ex-Dividend Date (the “Record Date”) will be entitled to receive an amount, if any, representing dividends accumulated on the Securities through such Ex-Dividend Date, net of fees and expenses, accrued daily for such period. For the purposes of all dividend distributions, dividends per BLDRS Index Fund Share will be calculated at least to the nearest 1⁄100th of $0.01. However, there shall be no net dividend distribution in any given quarter, and any net dividend amounts will be rolled into the next Accumulation Period, if the aggregate net dividend distributions would be in an amount less than 5⁄100ths of one percent (0.05%) of the net asset value of the BLDRS Index Fund as of the Friday in the week immediately preceding the Ex-Dividend Date, unless the Trustee determines that such net dividend distribution is required to be made in order to maintain the BLDRS Index Fund’s status as a Regulated Investment Company or to avoid the imposition of income or excise taxes on undistributed income. When net dividends payments are to be made by the BLDRS Index Fund, payments will be made on the last business day in the calendar month following each Ex-Dividend Date (the “Dividend Payment Date”). However, for the regular Ex-Dividend Date occurring on the first Business Day subsequent to the Third Friday of the month of December, the Dividend Payment Date shall instead be the last Business Day in December. Dividend payments will be made through the Depository and the DTC Participants to Beneficial Owners then of record with funds received from the Trustee. BLDRS Index Fund Shares will be registered in book entry form only, which records will be kept by the Depository. If the Trustee is required to advance funds for the payment of any distribution, the Trustee will reimburse itself for such advance plus interest, and shall have a lien against the assets of the BLDRS Index Fund to secure such reimbursement and interest, in accordance with Section 3.04(h).

Amendment No. 1 to the Trust Indenture and Agreement, dated April 26, 2018, and effective as of June 4, 2018 (the “Amendment”), between the Sponsor and the Trustee, amends the Trust Indenture and Agreement, dated November 8, 2002 (the “Indenture”). The Amendment provides that, effective September 19, 2011, the name of the BLDRS Europe 100 ADR Index Fund was changed to BLDRS Europe Select ADR Index Fund for all purposes of the Indenture and that the second recital in the Indenture shall be deleted in its entirety and replaced with the following:

“WHEREAS, the parties now desire to create four (4) different index funds (each, an “Invesco BLDRS Index Fund” or a “Fund”), each of which shall be a separate and distinct “Trust” or “Trust Fund” as such terms are defined in Section 1.01 of the Standard Terms and which shall be known as and designated as follows: “Invesco BLDRS Asia 50 ADR Index Fund,” “Invesco BLDRS Developed Markets 100 ADR Index Fund,” “Invesco BLDRS Emerging Markets 50 ADR Index Fund” and “Invesco BLDRS Europe Select ADR Index Fund;”.

The amendment further provides:

Any references to the “BLDRS Asia 50 ADR Index Fund,” “BLDRS Developed Markets 100 ADR Index Fund,” “BLDRS Emerging Markets 50 ADR Index Fund” and “BLDRS Europe 100 ADR Index Fund” in the Indenture and Agreement shall be deemed references to “Invesco BLDRS Asia 50 ADR Index Fund,” “Invesco BLDRS Developed Markets 100 ADR Index Fund,” “Invesco BLDRS Emerging Markets 50 ADR Index Fund” and “Invesco BLDRS Europe Select ADR Index Fund,” respectively. Any references to the “BLDRS Index Funds Trust” in the Indenture and Agreement shall be deemed a reference to “Invesco BLDRS Index Funds Trust.” Any references to the “BLDRS Index Fund” and “BLDRS Index Funds” in the Indenture and Agreement shall be deemed references to “Invesco BLDRS Index Fund” and “Invesco BLDRS Index Funds,” respectively.

30

Tax Information

(Unaudited)

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended September 30, 2018:

	Qualified Dividend Income*	Dividends-Received Deduction*
Asia	100%	0%
Developed Markets	100%	0%
Emerging Markets	100%	0%
Europe	100%	0%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended September 30, 2018, are as follows:

	Foreign Taxes Per Share	Income Per Share
Asia	$0.0852	$0.9912
Developed Markets	0.0485	0.9670
Emerging Markets	0.0912	1.0310
Europe	0.0548	0.9543

31

This page has been left blank intentionally.

Invesco BLDRS Index Funds Trust

Sponsor

Invesco Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

P-BLDRS-AR-1